                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-00082

                                   CGM TRUST
               (Exact name of registrant as specified in charter)

              One International Place, Boston, Massachusetts 02110
              ----------------------------------------------------
              (Address of principal executive offices) (Zip code)

                        Jeremiah J. Bresnahan, Jr., Esq.
                             Bingham McCutchen LLP
                               150 Federal Street
                                Boston, MA 02110
                                ----------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code: 1-617-737-3225
                                                    --------------

Date of fiscal year end: December 31, 2004
                         -----------------

Date of reporting period: September 30, 2004
                          ------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

                                                         CGM MUTUAL FUND
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS AS OF SEPTEMBER 30, 2004
(unaudited)

COMMON STOCKS -- 73.7% OF TOTAL NET ASSETS
                                                                                                       SHARES          VALUE (a)
                                                                                                       ------          ---------
HEAVY CAPITAL GOODS -- 6.4%
    Cummins Inc. ..................................................................................     262,000       $ 19,359,180
    PACCAR Inc. ...................................................................................     155,000         10,713,600
                                                                                                                      ------------
                                                                                                                        30,072,780
                                                                                                                      ------------
HOUSING AND BUILDING MATERIALS -- 7.9%
    D.R. Horton, Inc. .............................................................................     518,750         17,175,812
    Lennar Corporation ............................................................................     304,000         14,470,400
    Pulte Homes, Inc. .............................................................................      95,000          5,830,150
                                                                                                                      ------------
                                                                                                                        37,476,362
                                                                                                                      ------------
METALS AND MINING -- 2.1%
    Phelps Dodge Corporation ......................................................................     110,000         10,123,300
                                                                                                                      ------------
OFFSHORE DRILLING -- 5.9%
    Diamond Offshore Drilling, Inc. ...............................................................     680,000         22,433,200
    GlobalSantaFe Corporation .....................................................................     185,000          5,670,250
                                                                                                                      ------------
                                                                                                                        28,103,450
                                                                                                                      ------------
OIL - INDEPENDENT PRODUCTION -- 1.8%
    Kerr-McGee Corporation ........................................................................     150,000          8,587,500
                                                                                                                      ------------
OIL - MAJOR INTEGRATED -- 17.8%
    ChevronTexaco Corporation .....................................................................     450,000         24,138,000
    ConocoPhillips ................................................................................     177,000         14,664,450
    Murphy Oil Corporation ........................................................................     287,000         24,902,990
    Occidental Petroleum Corporation ..............................................................     360,000         20,134,800
                                                                                                                      ------------
                                                                                                                        83,840,240
                                                                                                                      ------------
OIL - REFINING -- 6.1%
    Amerada Hess Corporation ......................................................................     180,000         16,020,000
    Petro-Canada ..................................................................................     245,000         12,727,750
                                                                                                                      ------------
                                                                                                                        28,747,750
                                                                                                                      ------------
OIL - SERVICES -- 2.4%
    Baker Hughes Incorporated .....................................................................     255,000         11,148,600
                                                                                                                      ------------
RETAIL -- 3.1%
    Urban Outfitters, Inc. (b) ....................................................................     420,000         14,448,000
                                                                                                                      ------------
STEEL -- 7.1%
    Nucor Corporation .............................................................................     170,100         15,542,037
    United States Steel Corporation ...............................................................     480,000         18,057,600
                                                                                                                      ------------
                                                                                                                        33,599,637
                                                                                                                      ------------
TELEPHONE -- 11.5%
    Mobile TeleSystems OJSC ADR (c)(d) ............................................................     220,000         31,897,800
    Open Joint Stock Company "Vimpel-Communications" ADR (b)(c)(d) ................................     205,000         22,304,000
                                                                                                                      ------------
                                                                                                                        54,201,800
                                                                                                                      ------------
TRANSPORTATION -- 1.6%
    Yellow Roadway Corporation (b) ................................................................     160,000          7,502,400
                                                                                                                      ------------
TOTAL COMMON STOCKS (Identified Cost $293,696,292) ............................................................        347,851,819
                                                                                                                      ------------
BILLS -- 25.8%
                                                                                                      FACE
                                                                                                     AMOUNT
                                                                                                     ------
UNITED STATES TREASURY -- 25.8%
    United States Treasury Bills, 1.273%, 10/21/04 ................................................ $39,800,000         39,770,482
    United States Treasury Bills, 1.405%, 11/12/04 ................................................   9,800,000          9,783,593
    United States Treasury Bills, 1.607%, 12/09/04 ................................................   9,000,000          8,971,965
    United States Treasury Bills, 1.605%, 12/16/04 ................................................  55,000,000         54,811,790
    United States Treasury Bills, 1.696%, 12/30/04 ................................................   8,500,000          8,463,705
                                                                                                                      ------------

TOTAL BILLS (Identified Cost $121,802,142) ....................................................................        121,801,535
                                                                                                                      ------------

SHORT-TERM INVESTMENT -- 0.4%

    American Express Credit Corporation, 1.73%, 10/01/04 (Cost $2,005,000) ........................   2,005,000          2,005,000
                                                                                                                      ------------

TOTAL INVESTMENTS -- 99.9% (Identified Cost $417,503,434) (e) .................................................        471,658,354
    Cash and receivables ......................................................................................         10,368,022
    Liabilities ...............................................................................................        (10,046,693)
                                                                                                                      ------------
TOTAL NET ASSETS -- 100.0% ....................................................................................       $471,979,683
                                                                                                                      ============

(a) Security valuation -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on a national securities exchange or, in the case of the NASDAQ national market system, the NASDAQ official closing price. For securities with no sale reported and in the case of over-the-counter securities not so listed, the last reported bid price is used.
    Corporate debt securities (other than short-term notes having a maturity of less than sixty-one days) are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. U.S. Government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board of Trustees.
    Short-term notes having a maturity of less than sixty- one days are stated at amortized cost, which approximates market value.
(b) Non-income producing security.
(c) An American Depository Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the
    United States or Canada.
(d) The Fund has approximately 11% of its assets at September 30, 2004 invested in companies incorporated in the Russian
    Federation.
(e) Federal Tax Information -- At September 30, 2004 the net unrealized appreciation on investments based on cost of
    $417,503,434 for Federal income tax purposes was as follows:
      Aggregate gross unrealized appreciation for all investments in which there is an excess of value over
        tax cost ...............................................................................................       $54,155,871
      Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost
        over value .............................................................................................              (951)
                                                                                                                       -----------
                                                                                                                       $54,154,920
                                                                                                                       ===========

                                                           CGM REALTY FUND
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS AS OF SEPTEMBER 30, 2004
(unaudited)

COMMON STOCKS -- 98.7% OF TOTAL NET ASSETS

REAL ESTATE INVESTMENT TRUSTS -- 22.7%
                                                                                                      SHARES           VALUE(a)
                                                                                                      ------           --------
HOTELS -- 22.7%
    FelCor Lodging Trust, Inc. (b)(c) .............................................................   2,977,600       $ 33,676,656
    Host Marriott Corporation (b) .................................................................   2,830,000         39,704,900
    Innkeepers USA Trust (c) ......................................................................   2,864,200         35,630,648
    LaSalle Hotel Properties (c) ..................................................................   1,635,300         45,134,280
                                                                                                                      ------------
                                                                                                                       154,146,484
                                                                                                                      ------------
  TOTAL REAL ESTATE INVESTMENT TRUSTS  ........................................................................        154,146,484
                                                                                                                      ------------
HOUSING AND BUILDING MATERIALS -- 76.0%
    Centex Corporation ............................................................................     710,000         35,826,600
    D.R. Horton, Inc. .............................................................................   1,570,650         52,004,221
    Hovnanian Enterprises, Inc. (b) ...............................................................   1,548,000         62,074,800
    KB Home .......................................................................................     405,000         34,218,450
    Lennar Corporation; Class A ...................................................................     780,000         37,128,000
    Lennar Corporation; Class B ...................................................................      78,000          3,416,400
    M.D.C. Holdings, Inc. .........................................................................     639,848         46,772,889
    Meritage Corporation (b) ......................................................................     538,900         42,357,540
    Pulte Homes, Inc. .............................................................................     744,000         45,659,280
    Ryland Group, Inc. ............................................................................      90,800          8,413,528
    Standard Pacific Corporation ..................................................................     800,000         45,096,000
    Toll Brothers, Inc. (b) .......................................................................     905,000         41,928,650
    WCI Communities, Inc. (b) .....................................................................     715,000         16,659,500
    William Lyon Homes (b) ........................................................................     485,700         43,178,730
                                                                                                                      ------------
                                                                                                                       514,734,588
                                                                                                                      ------------
  TOTAL COMMON STOCKS (Identified Cost $376,919,697) ..........................................................        668,881,072
                                                                                                                      ------------
SHORT-TERM INVESTMENT -- 1.1%

                                                                                                      FACE
                                                                                                     AMOUNT
                                                                                                     ------
    American Express Credit Corporation, 1.73%, 10/01/04 (Cost $7,160,000) ........................ $ 7,160,000          7,160,000
                                                                                                                      ------------

TOTAL INVESTMENTS -- 99.8% (Identified Cost $384,079,697) (d) .................................................        676,041,072
    Cash and receivables ......................................................................................          3,002,158
    Liabilities ...............................................................................................         (1,730,962)
                                                                                                                      ------------
    TOTAL NET ASSETS -- 100.0% .................................................................................      $677,312,268
                                                                                                                      ============

(a) Security valuation -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on a national securities exchange or, in the case of the NASDAQ national market system, the NASDAQ official closing price. For securities with no sale reported and in the case of over-the-counter securities not so listed, the last reported bid price is used.
    Short-term notes having a maturity of less than sixty-one days are stated at amortized cost, which approximates market value.
(b) Non-income producing security.
(c) Non-controlled affiliate -- Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the
    Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. The following summarizes transactions with affiliates of the Fund during the period ended September 30, 2004:

                                 Number of                                       Number of
                                Shares Held                                     Shares Held                       Market Value
                                December 31,         Gross          Gross       September 30,       Dividend      September 30,
Name of Issuer                      2003           Additions     Reductions          2004            Income            2004
--------------                  ------------       ---------     ----------     -------------       --------      -------------

FelCor Lodging Trust, Inc.         2,727,600         250,000              0         2,977,600      $        0      $ 33,676,656
Innkeepers USA Trust .........             0       4,214,200      1,350,000         2,864,200         204,300        35,630,648
LaSalle Hotel Properties .....     1,515,300         120,000              0         1,635,300       1,079,298        45,134,280
                                                                                                   ----------      ------------
    Total ...................................................................................      $1,283,598      $114,441,584
                                                                                                   ==========      ============

(d) Federal Tax Information -- At September 30, 2004 the net unrealized appreciation on investments based on cost of
    $384,079,697 for Federal income tax purposes was as follows:
      Aggregate gross unrealized appreciation for all investments in which there is an excess of value over
        tax cost ...............................................................................................      $291,961,375
      Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost
        over value .............................................................................................                 0
                                                                                                                      ------------
                                                                                                                      $291,961,375
                                                                                                                      ============

                                                         CGM FOCUS FUND
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS AS OF SEPTEMBER 30, 2004
(unaudited)

COMMON STOCKS -- 99.5% OF TOTAL NET ASSETS
                                                                                                      SHARES           VALUE(a)
                                                                                                      ------           --------
AIRLINES -- 0.6%
    Lan Airlines S.A. ADR (b) .....................................................................     220,700       $  5,338,733
                                                                                                                      ------------
BUSINESS SERVICES -- 2.8%
    Research in Motion Limited (c) ................................................................     310,000         23,665,400
                                                                                                                      ------------
ELECTRONIC COMPONENTS -- 1.0%
    Harman International Industries, Inc. .........................................................      79,000          8,512,250
                                                                                                                      ------------
HEAVY CAPITAL GOODS -- 5.0%
    Cummins Inc. ..................................................................................     575,000         42,486,750
                                                                                                                      ------------
HOUSING AND BUILDING MATERIALS -- 12.0%
    D.R. Horton, Inc. .............................................................................   1,077,500         35,676,025
    Hovnanian Enterprises, Inc. (c) ...............................................................     649,000         26,024,900
    Pulte Homes, Inc. .............................................................................     340,000         20,865,800
    Toll Brothers, Inc. (c) .......................................................................     425,000         19,690,250
                                                                                                                      ------------
                                                                                                                       102,256,975
                                                                                                                      ------------
METALS AND MINING -- 3.6%
    Phelps Dodge Corporation ......................................................................     335,000         30,830,050
                                                                                                                      ------------
OFFSHORE DRILLING -- 11.3%
    Diamond Offshore Drilling, Inc. ...............................................................   1,245,000         41,072,550
    GlobalSantaFe Corporation .....................................................................     330,000         10,114,500
    Transocean Inc. (c) ...........................................................................   1,255,000         44,903,900
                                                                                                                      ------------
                                                                                                                        96,090,950
                                                                                                                      ------------
OIL - INDEPENDENT PRODUCTION -- 4.8%
    Kerr-McGee Corporation ........................................................................     710,000         40,647,500
                                                                                                                      ------------
OIL - MAJOR INTEGRATED  -- 14.8%
    ChevronTexaco Corporation .....................................................................     379,000         20,329,560
    ConocoPhillips ................................................................................     315,000         26,097,750
    Murphy Oil Corporation ........................................................................     515,000         44,686,550
    Suncor Energy Inc. ............................................................................   1,095,000         35,050,950
                                                                                                                      ------------
                                                                                                                       126,164,810
                                                                                                                      ------------
OIL - REFINING -- 5.9%
    Amerada Hess Corporation ......................................................................     566,000         50,374,000
                                                                                                                      ------------
OIL - SERVICE -- 4.8%
    Smith International, Inc. (c) .................................................................     665,000         40,385,450
                                                                                                                      ------------
STEEL -- 17.1%
    Ispat International N.V. (c) ..................................................................   1,222,900         35,464,100
    Nucor Corporation .............................................................................     521,000         47,603,770
    Steel Dynamics, Inc. ..........................................................................     510,000         19,696,200
    United States Steel Corporation ...............................................................   1,145,000         43,074,900
                                                                                                                      ------------
                                                                                                                       145,838,970
                                                                                                                      ------------
TELEPHONE -- 15.8%
    America Movil S.A. de C.V. ADR (b) ............................................................     775,000         30,248,250
    Mobile TeleSystems OJSC ADR (b)(d) ............................................................     379,500         55,023,705
    Open Joint Stock Company "Vimpel-Communications" ADR (b)(c)(d) ................................     449,000         48,851,200
                                                                                                                      ------------
                                                                                                                       134,123,155
                                                                                                                      ------------
TOTAL COMMON STOCKS (Identified Cost $713,904,002) .............................................................       846,714,993
                                                                                                                      ------------
SHORT-TERM INVESTMENT -- 0.5%
                                                                                                      FACE
                                                                                                     AMOUNT
                                                                                                     ------

    American Express Credit Corporation, 1.73%, 10/01/04 (Cost $4,120,000) ........................ $ 4,120,000          4,120,000
                                                                                                                      ------------

TOTAL INVESTMENTS -- 100.0% (Identified Cost $718,024,002) (e) ................................................        850,834,993
    Cash and receivables ......................................................................................         49,611,331
    Liabilities ...............................................................................................        (49,469,950)
                                                                                                                      ------------
TOTAL NET ASSETS -- 100.0% ....................................................................................       $850,976,374
                                                                                                                      ============

(a) Security valuation -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on a national securities exchange or, in the case of the NASDAQ national market system, the NASDAQ official closing price. For securities with no sale reported and in the case of over-the-counter securities not so listed, the last reported bid price is used.
    Short-term notes having a maturity of less than sixty-one days are stated at amortized cost, which approximates market value.
(b) An American Depository Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the
    United States or Canada.
(c) Non-income producing security.
(d) The Fund has approximately 12% of its assets at September 30, 2004 invested in companies incorporated in the Russian
    Federation.
(e) Federal Tax Information: At September 30, 2004 the net unrealized appreciation on investments based on cost of $718,024,002 for Federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax
      cost ....................................................................................................   $133,022,178
    Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over
      value ...................................................................................................       (211,187)
                                                                                                                   ------------
                                                                                                                   $132,810,991
                                                                                                                   ============

    Non-controlled affiliate -- Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the
    Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. As of September 30,
    2004, the Fund's investment did not exceed 5% in any issuer. The following summarizes transactions with affiliates of the
    Fund during the period ended September 30, 2004:

                                    Number of                                        Number of
                                   Shares Held                                      Shares Held                    Market Value
                                   December 31,       Gross           Gross        September 30,      Dividend    September 30,
Name of Issuer                         2003         Additions       Reductions          2004           Income          2004
--------------                     ------------     ---------       ----------     -------------      --------    -------------

Fleetwood Enterprises, Inc.* ....   2,111,800           0           2,111,800            0               $0             $0

* Effective February 10, 2004 the Fund no longer held Fleetwood Enterprises, Inc.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the CGM Trust's disclosure controls and procedures within 90 days of the filing of this Form N-Q, the principal executive officer and principal financial officer of CGM Trust have concluded that the CGM Trust's disclosure controls and procedures (as defined in Rule 30a-3(c)under the Investment Company Act of 1940)are effective to provide reasonable assurance that information required to be disclosed by the CGM Trust on this report is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

b) There were no changes in CGM Trust's internal control over financial reporting (as defined in Rule 30a-3(d)under the Investment Company Act of
1940)that occurred during CGM Trust's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, CGM Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.

            Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CGM Trust

By:   /S/ Robert L. Kemp
      Robert L. Kemp
      President
      Principal Executive Officer

Date: November 22, 2004


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /S/ Robert L. Kemp
      Robert L. Kemp
      President
      Principal Executive Officer

Date: November 22, 2004

By:   /S/ Jem A. Hudgins
      Jem A. Hudgins
      CFO & Treasurer
      Principal Financial Officer

Date: November 22, 2004